INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories are recorded at the lower of cost or market on a first-in-first-out basis.  Inventories at March 31, 2016 and 2015 consist of the following:

	2016 (Audited)	2015 (Audited and Restated)
Finished Goods	$225,699	$122,773
Work-in-Process	222,784	58,770
Raw Materials	2,845,246	2,850,459
	$3,293,729	$3,032,002